Pension and other employee obligations	12 Months Ended
Mar. 31, 2018
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Pension and other employee obligations

14. Pension and other employee obligations

Pension and other employee obligations consist of the following:

	As at
	March 31, 2018	March 31, 2017
Current:
Salaries and bonus	$59,346	$46,701
Pension	1,189	770
Withholding taxes on salary and statutory payables	4,082	5,462

Total	$64,617	$52,933

Non-current:
Pension and other obligations	$9,621	$10,680

Total	$9,621	$10,680

Employee benefit costs consist of the following:

	Year ended March 31,
	2018	2017	2016
Salaries and bonus	$405,665	$307,378	$272,017
Employee benefit plans:
Defined contribution plan	11,684	10,265	7,458
Defined benefit plan	3,042	2,639	2,184
Share-based compensation expense (Refer Note 22)	30,565	23,036	17,919

Total	$450,956	$343,318	$299,578

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2018	2017	2016
Cost of revenue	$329,289	$249,701	$217,098
Selling and marketing expenses	31,373	24,717	22,336
General and administrative expenses	90,294	68,900	60,144

Total	$450,956	$343,318	$299,578

Defined contribution plan

The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2018	2017	2016
India	$8,123	$7,587	$5,173
Philippines	127	106	83
South Africa	860	715	617
Sri Lanka	625	661	612
United Kingdom	670	780	681
United States	1,279	416	292

Total	11,684	10,265	7,458

Defined benefit plan

The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2018	2017	2016
Service cost	$1,917	$2,188	$1,765
Past service cost	538	—	—
Interest on the net defined benefit liability	587	451	419

Net gratuity cost	$3,042	$2,639	$2,184

	As at
	March 2018	March 2017
Change in projected benefit obligations
Obligation at beginning of the year	$11,776	$8,450
Foreign currency translation	(118)	(30)
Service cost	1,917	2,188
Past service cost	538	—
Interest cost	657	513
Business combinations	—	95
Benefits paid	(1,160)	(1,283)
Actuarial (gain)/loss
From changes in demographic assumptions	62	463
From changes in financial assumptions	(3,428)	(126)
From actual experience compared to assumptions	857	1,506

Benefit obligation at end of the year	$11,101	$11,776

Change in plan assets
Plan assets at beginning of the year	$976	$849
Foreign currency translation	(5)	22
Expected return on plan assets	70	62
Actuarial (loss) /gain	(23)	39
Actual contributions	1,104	1,148
Benefits paid	(1,081)	(1,144)

Plan assets at end of the year	$1,041	$976

Accrued pension liability
Current	$1,189	$770
Non-current	8,871	10,030

Net amount recognized	$10,060	$10,800

Present value of funded defined benefit obligation	$10,418	$8,766
Fair value of plan assets	(1,041)	(976)

	9,377	7,790

Present value of unfunded defined benefit obligation	$683	$3,010

Weighted average duration of defined benefit obligation (both funded and unfunded)	4.8 years	8.3 years

Net amount recognized relating to the Company’s India plan, Philippines plan and Sri Lanka plan was $9,402, $36 and $622 as at March 31, 2018 and $7,973, $2,341 and $486 as at March 31, 2017, respectively.

In March 2018, the Government of India amended the Payment of Gratuity Act, 1972 to increase the maximum limit of lump-sum gratuity payment to eligible employees at retirement, death, and incapacitation or on termination of employment from $15 to $31. As a result, the Company has recognized an amount of $538 towards past service cost in the consolidated statement of income during the current year.

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2018	2017	2016
Discount rate:
India	6.6% to 7.3%	7.05%	7.35%
Philippines	3.1%	5.45%	4.75%
Sri Lanka	10.0%	12.8%	12.30%
Rate of increase in compensation level	7% to 10%	7% to 15%	6% to 8%
Expected rate of return on plan assets	7.3%	7.05%	7.35%

The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.

As at March 31, 2018, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(7.3)%	(1.4)%	(3.4)%
Decrease in discount rate by 1%	0.7%	1.5%	0.5%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.6%	1.0%	1.5%
Decrease in salary escalation rate by 1%	(3.5)%	(0.9)%	(1.5)%

Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a 12 month period.

As at March 31, 2018, $4 and $1,037 ($4 and $973 as at March 31, 2017) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 57% and 43% are invested in unquoted government securities and money market instruments, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the Plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.

The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2018. The Company expects to contribute $1,962 for the year ending March 31, 2019. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2019	$2,230
2020	2,194
2021	2,179
2022	2,245
2023	2,370
Thereafter	9,260

$20,478